Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of preparation
a.	Basis of preparation

The Group’s consolidated financial statements for 2025 include the financial statements of Betterware de México, S.A.P.I. de C.V., and subsidiaries as described in note 2d (the “consolidated financial statements”).

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards requires the use of critical accounting estimates. In addition, it requires Management to exercise judgment in the process of applying the Group’s accounting policies. The areas that involve a high level of judgment or complexity, as well as areas where the judgments and estimates are significant to the consolidated financial statements are disclosed in note 4.

Basis of accounting
b.	Basis of accounting

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS Accounting Standards) issued by the International Accounting Standards Board (IASB) and the Interpretations issued by the Interpretations of IFRS (IFRIC) applicable to entities reporting under IFRS Accounting Standards.

Basis of measurement
c.	Basis of measurement

The Group’s consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value.

Functional and presentation currency

These consolidated financial statements are presented in Mexican pesos (“Ps or $”), which is the Group presentation currency. The amounts included in the consolidated financial statements of each of the Group’s subsidiaries must be measured using the currency of the primary economic environment in which the entity operates (“functional currency”). All financial information presented in Mexican pesos has been rounded to the nearest thousand (except where otherwise specified). References to U.S. dollars (“US$”) indicate thousands of United States dollars.

Consolidated statement of profit or loss and other comprehensive income

The Group opted to present a single consolidated statement of profit or loss and comprehensive income, consolidating the presentation of profit and loss, including an operating profit line item, and comprehensive income in the same statement. Due to the commercial activities of the Group, costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their function. Accordingly, cost of sales and operating expenses were presented separately.

Basis of consolidation
d.	Basis of consolidation

The Group’s consolidated financial statements, incorporate the financial statements of the entities controlled by Betterware.

Betterware de México, S.A.P.I. de C.V., has control over its subsidiaries as it holds the majority of substantive voting rights regarding the relevant activities these entities undertake, which provides it with rights over the variable returns from the subsidiaries, and has the ability to influence those returns through its power over them.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.

For consolidation purposes, the Group ensures that the accounting policies used are consistent.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the entities of the Group are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity. When a business is acquired but not the entire equity interest, the Group may initially measure the non-controlling interest at its fair value or as a portion of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amounts of non-controlling interests consider the initial value plus the non-controlling interests’ share of subsequent changes in the subsidiaries’ equity.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling interests. The total income of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When the Group loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9, Financial Instruments when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.

As of December 31, 2025, 2024 and 2023 the percentage of participation that it maintains over its subsidiaries is as follows:

	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2025	2024	2023
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	Last controlling entity
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	100%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	100%	70%	70%
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	70%
Betterware Ningbo Trading Co, LTD. (1)	China	Yuan	-	-	100%
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	100%	100%
Betterware América, LLC.	United States	Dollar	100%	100%	100%
Betterware Perú, S.A.C.	Perú	Dollar	100%	100%	-
Betterware Ecuador, S.A.S.	Ecuador	Dollar	100%	-	-
Betterware Colombia, S.A.S.	Colombia	Dollar	100%	-	-
Beauty and personal care (B&PC) (“Jafra”):
Jafra México Holding Company, B.V.	Mexico	Euro	100%	100%	100%
Distribuidora Comercial Jafra, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Serviday, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, Inc.	United States	Dollar	100%	100%	100%
(1)	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.

As of December 31, 2025, 2024 and 2023, there are no significant restrictions for investment in shares of the subsidiary companies previously mentioned.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash and cash equivalents consist mainly of bank deposits and short-term investments in securities, highly liquid and easily convertible into cash with original maturities of three months or less, which are subject to insignificant risks of value change. Cash is presented at nominal value and cash equivalents are valued at fair value. Any cash or cash equivalent that cannot be disposed of in less than three months is classified as restricted cash.

Accounts receivable
f.	Accounts receivable

Accounts receivable from customers are initially recognized at the amount of consideration, which is unconditional, unless they contain significant financial components when they are recognized at fair value.

The fair value of a non-interest bearing long-term receivable is measured as the present value of all future cash receipts discounted using a market interest rate for similar instruments; that is, with a similar currency, term, interest rate type and credit ratings. The difference between the expected principal amount of the receivable and its fair value is recognized as an expense in the income statement and amortized over the collection period using the effective interest method.

They are subsequently valued at amortized cost using the effective interest rate method, less the provision for losses. See note 6 for more information on the recording of accounts receivable from the Group’s customers and note 2n for a description of the Group’s impairment policies.

Financial instruments
g.	Financial instruments

Financial assets and liabilities are recognized in the Group’s consolidated statement of financial position, when the Group enters into a contract that gives it the right to receive cash or another financial asset or generates the obligation to pay cash or another financial asset, except for the rights or obligation related to taxes.

Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and liabilities are added to or deducted from the fair value of the financial assets or liabilities, as appropriate, on initial recognition.

Financial assets

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification based on the business model of the financial assets.

Classification of financial assets

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

For its part, if the objective of the financial asset is to collect cash flows for subsequent sale, its classification would be as measured at fair value through other comprehensive income (“FVTOCI”); and, if none of the above characteristics are met, then the financial asset will be classified as measured at fair value through profit or loss (“FVTPL”). As of December 31, 2025, 2024 and 2023, the Group only maintains financial assets measured at amortized cost and at fair value through profit or loss.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of loans receivable and of allocating interest income over the relevant period.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

Impairment of financial assets

The Group recognizes impairment of receivable accounts based on a model of its expected credit losses (“ECL”), and those are estimated using the simplified approach by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.

Write-off policy

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards inherent in ownership.

Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at fair value through profit or loss (FVTPL) in the case of derivative financial instruments.

Financial liabilities measured subsequently at amortized cost

The effective interest method is a method of calculating the amortized cost of financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, canceled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

When the Group exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification should be recognized in profit or loss as the modification gain or loss within other gains and losses.

Derivative financial instruments and hedge accounting
h.	Derivative financial instruments and hedge accounting

The Group enters into a variety of forward-type derivative financial instruments and options to manage its exposure to foreign exchange rates, which are detailed in note 18.

Derivative financial instruments are initially recognized at their fair value on the date the contract is entered into and their fair value is subsequently recalculated on each reporting date; Changes in said fair values are recognized depending on whether the Group designates the derivative financial instruments as accounting hedges or as trading instruments. Derivative financial instruments are recorded as financial assets when their fair value is positive and as financial liabilities when the fair value is negative. This measurement is classified at Level 2 of the fair value hierarchy established by IFRS.

In all cases, the Group enters into derivative financial instruments to hedge a financial risk; however, when not all the requirements set forth in accounting standards for the application of hedge accounting are met, the instruments are classified as held for trading. Changes in the fair value of derivative financial instruments classified as trading were recognized directly in the Group’s consolidated results within the line of effects of gain (loss) on valuation of derivative financial instruments. As of December 31, 2024 and 2023, the Group held only derivative financial instruments for forward trading.

Furthermore, for hedge accounting purposes: a) a fair value hedge is considered when the exposure to changes in the fair value of a recognized asset or liability, or an unrecognized firm commitment, is hedged; and b) it is considered a cash flow hedge when it hedges the exposure to variability in cash flows that is attributed to a particular risk associated with a recognized asset or liability, or a highly probable forecast transaction, or the foreign currency risk in an unrecognized firm commitment. As of December 31, 2025, the Group only maintains cash flow hedges through derivative financial instruments, forwards and options, which corresponds to forecasted purchases of highly probable inventory denominated in dollars.

At the beginning of the hedging relationship, the Group documents the relationship between the hedging instrument and the hedged item, the nature of the hedged risk and how it will evaluate whether the hedging relationship is effective, including the analysis of the sources of ineffectiveness and how the hedging ratio is determined. In addition, at the beginning of the hedge and on an ongoing basis, it is documented whether the hedging instrument is highly effective in the changes in cash flow or fair value of the hedged item attributable to the hedged risk.

A hedging relationship qualifies for the application of hedge accounting if it meets all of the following effectiveness requirements: a) “an economic relationship” exists between the hedged item and the hedging instrument; b) the effect of credit risk does not dominate the value changes that result from that economic relationship; c) the hedging ratio of the hedging relationship is the same as that resulting from the amount of the hedged item that the Group actually hedges and the amount of the hedging instrument that it actually uses to hedge that amount of the hedged item. Hedges that meet all qualification criteria for hedge accounting are accounted for, as described below.

Derivatives designated as cash flow accounting hedges recognize changes in fair value as follows: the effective portion is temporarily recognized in other comprehensive income (OCI) and reclassified to profit or loss when the hedged item affects profit or loss for the period; when the hedged item results in the recognition of inventory, a direct reclassification is made from the hedging reserve to the initial cost of inventory; on the other hand, any ineffective portion of the hedge is recognized immediately in the consolidated statement of profit or loss.

When forwards are used to hedge forecast transactions, the Group designates 100% of the change in the fair value of the forward contract as a hedging instrument.

When option contracts are used to hedge forecast transactions, the Group designates only the intrinsic value of the options as a hedging instrument.

Gains or losses related to the effective portion of the change in the intrinsic value of the forwards and options are recognized in the cash flow hedge reserve within equity (OCI) and are reclassified directly to the hedge reserve to the cost of the inventory at the time it is received. Changes in the time value of options that relate to the hedged item (aligned time value) are recognized within other comprehensive income in the costs of the hedging reserve within equity and are reclassified directly to the hedge reserve to the income statement at the time the inventory is recognized.

The time value of the options will be recorded through the income statement within the Financing income (cost).

The Group suspends hedge accounting when the derivative has expired, is canceled or exercised, when the derivative is not highly effective in offsetting changes in the fair value or cash flows of the hedged item, or when it is decided to cancel the hedge designation.

By suspending hedge accounting in the case of cash flow hedges maintained by the Group, the amounts that have been recorded in stockholders’ equity as part of comprehensive income remain in equity until the moment the hedged item impacts results.

Derivatives are not offset in the consolidated financial statements unless the Group has the legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months; Otherwise, they are presented as current assets or liabilities.

Inventories and cost of sales
i.	Inventories and cost of sales

Inventories are measured at the lower of cost and net realizable value. The costs comprise direct materials, direct labor, and an appropriate proportion of variable and fixed overhead costs, the latter being allocated on the basis of normal operating capacity. The cost of inventories is based on the standard cost method. The net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in administration (marketing), selling and distribution.

Assets held for sale
j.	Assets held for sale

Current assets (and disposal groups) classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

An impairment loss is recognized for any initial or subsequent reduction of the asset to fair value less costs to sell. A gain is recognized for any subsequent increase in the fair value less costs to sell of an asset that does not exceed any previously recognized accumulated impairment loss. A gain or loss not previously recognized at the date of sale of the current asset is recognized at the date of derecognition.

Current assets are not amortized or depreciated while classified as held for sale. Interest and other expenses attributable to liabilities of a disposal asset classified as held for sale continue to be recognized.

Other assets
k.	Other assets

Other assets mainly include inventory of rewards related to the rewards program offered to our distributors, associates, leaders and consultants, recoverable taxes and rent security deposits. They are presented in current or non-current assets in accordance with the classification of the destination item.

The inventory for the rewards program (see note 2.u and 2.w) is acquired based on exchange estimates from distributors, associates, leaders and consultants; and is reduced at the time the points are redeemed, and the reward is sent. Rewards inventory is recognized at acquisition cost.

Property, plant and equipment, net
l.	Property, plant and equipment, net

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item have different useful lives, then they are accounted for as separate items (major components).

Depreciation is recognized using the straight-line method. The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The following useful lives, considering separately each of the asset’s components, are used in the calculation of depreciation:

Asset	Useful life
Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Property, plant and equipment are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets
m.	Intangible assets

Intangible assets are recognized used when they meet the following characteristics: they are identifiable, they obtain future economic benefits, and there is control over said benefits.

Intangible assets are classified as follows:

Indefinite useful life:

●	These intangible assets are not amortized and are subject to annual impairment tests or earlier when any indication of impairment is identified. As of December 31, 2025, 2024 and 2023, no factors have been identified that limit the useful life of these intangible assets. The only intangible asset with an indefinite useful life that the Group owns are the Brands, which have been defined with indefinite useful life because they will generate revenues for an indefinite period based on their position in the market.

Defined useful life:

●	These are recognized at cost less accumulated amortization and recognized impairment losses. They are amortized in a straight line according to the estimate of their useful life, which is determined based on the expectation of generating future economic benefits, and they are subject to impairment tests when signs of impairment are identified.

The estimated useful lives of intangible assets with a defined useful life are summarized as follows:

Intangibles:	Betterware	Jafra
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-

Derecognition of Group’s intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Impairment of tangible and intangible assets other than goodwill
n.	Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the group or cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less disposal costs and value in use. In assessing the estimated future cash flows, they are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows that are largely independent of the cash flows of other assets or Groups of assets (cash generating units).

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. Any impairment is recognized immediately in profit or loss.

Goodwill
o.	Goodwill

Goodwill represents the excess of the acquisition cost of a subsidiary over the Group´s interest in the fair values of the net assets acquired determined at the date of acquisition and is not subject to amortization.

Goodwill is not amortized but is tested annually for impairment and whenever there is any indication that the asset may be impaired. Goodwill arising from a business combination is allocated to the cash generating unit or group of units (“CGU”) receiving a benefit from the synergies of the combination and based on the level at which management monitors goodwill, which cannot be higher than an operating segment. An impairment loss is recognized if the carrying amount of an asset, CGU or group of CGUs exceeds its recoverable amount. Impairment losses are recognized in profit or loss and for goodwill they are not reversible.

Business combinations
p.	Business combinations

Businesses acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by the sum of the assets transfer fair values by the Company, less the liabilities incurred by the Company to the previous owners of the acquiree entity and equity shares issued by the Company in exchange for control over the acquiree equity. The cost related to the acquisition are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized at their fair value, except for:

●	Deferred tax assets or liabilities and assets or liabilities related to employee benefit and leases, which are recognized and measured in accordance with IAS 12 “Income tax”, IAS 19 “Employee Benefits”, and IFRS 16 “Leases”, respectively.
●	Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree (if any), and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amounts of the identifiable assets acquired and the liabilities assumed at the acquisition date. If at the acquisition date the net of the amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are equity interests and that give to their holders a proportionate share of the Company’s net assets in the event of liquidation, may initially be measured at either fair value or at the value of the non-controlling interest’s proportionate interest in the recognized amounts of the identifiable net assets of the acquired company. The measurement base is made on every transaction. Other types of non-controlling interest are measured at fair value, or where applicable, based on what other IFRS specifies.

Leases
q.	Leases

The Group as lessee

The Group evaluates whether a contract is or contains a lease agreement at inception of a contract. A lease is defined as an agreement or part of an agreement that conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5 (five thousand dollars)). For these agreements, which exempt the recognition of an asset for right-of-use and a lease liability, the Group recognizes the rent payments as an operating expense in a straight-line method over the lease period.

The right-of-use asset comprises all lease payments discounted at present value; the direct costs to obtain a lease; the advance lease payments; and the obligations of dismantling or removal of assets. The Group depreciates the right-of-use asset over the shorter of the lease term or the useful life of the underlying asset; therefore, when the lessee will exercises a purchase option, the lessee shall depreciate the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Depreciation begins on the lease commencement date.

The lease liability is initially measured at the present value of the future minimum lease payments that have not been paid at that date, using a discount rate that reflects the cost of obtaining funds for an amount similar to the value of the lease payments, for the acquisition of the underlying asset, in the same currency and for a similar period to the corresponding contract (incremental borrowing rate). To determine the lease term, the Group considers the non-cancellable period, including the probability to exercise any right to extend and/or terminate the agreement.

Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and reducing the carrying amount to reflect the lease payments made.

When there is a modification in future lease payments resulting from changes in an index or a rate used to determine those payments, the Group remeasures the lease liability when the adjustment to the lease payments takes effect, without reassessing the discount rate. However, if the modifications are related to the lease term or exercising a purchase option, the Group reassesses the discount rate during the liability’s remeasurement. Any increase or decrease in the value of the lease liability subsequent to this remeasurement is recognized as an adjustment to the right-of-use asset to the same extent.

Finally, the lease liability is derecognized when the Group fulfills all lease payments. When the Group determines that it is probable that it will exercise an early termination of the contract that leads to a cash disbursement, such disbursement is accounted as part of the liability’s remeasurement mentioned in the previous paragraph; however, in cases in which the early termination does not involve a cash disbursement, the Group cancels the lease liability and the corresponding right-of-use asset, recognizing the difference immediately in the consolidated statement of profit or loss and other comprehensive income.

Foreign currency
r.	Foreign currency

In preparing the consolidated financial statements, transactions in currencies other than the Mexican Peso, which is the reporting currency of the consolidated entities (see table in note 2d), those are recognized at the exchange rates as of the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of transaction.

Exchange differences on monetary items are recognized as foreign exchange profit or loss in the period in which they arise.

For the purpose of presenting consolidated financial statements, the assets and liabilities in foreign currency are translated in Mexican pesos, using the exchange rates prevailing at the end of the period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates are used at the date of transactions. Exchange differences arising, if any, are recognized in the case in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling interests as appropriate).

The adjustments related to goodwill and to the fair value of the identifiable assets acquired and the liabilities assumed generated in a foreign transaction, are recognized as assets and liabilities of that operation and will be translated, as appropiate, at the closing rate at the end of the reporting period. Exchange differences arising are recognized in other comprehensive income.

Employee benefits
s.	Employee benefits

Retirement benefits – Defined benefit obligations and post-employment (pension plan applicable to Jafra)

The Group’s defined benefit obligations cover seniority premiums which consist of a lump sum payment of 12 day’s wage for each year worked, calculated using the most recent salary, not to exceed twice the legal minimum wage established by law. The post-employment benefits that Jafra offers are cumulative remunerations that generate future benefits for employees, during their employment relationship and are acquired by the employee and/or beneficiary at the time of retirement from the entity and/or upon reaching retirement or retirement age or other eligibility condition. The Company provides one-time payments from a formal pension plan. The right to access these benefits depends on the employee having worked until retirement age and completing a period of years of service. The related liability and annual cost of such benefits are calculated with the assistance of an independent actuary on the basis of formulas defined in the plans using the projected unit credit method at the end of each annual reporting period.

The Group’s net obligation with respect to the defined-benefit plan is calculated separately for each plan, estimating the amount of future benefit accrued by employees in return for their services in ongoing and past periods; that benefit is discounted to determine its present value, and the costs for the services that have not been recognized and the fair value of the plan assets are deducted. The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using discount rates in accordance with IAS 19 that are denominated in the currency in which the benefits will be paid, and that have maturities that approximate to the terms of the pension liability.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

●	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);
●	Net interest expense or income; and
●	Remeasurements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if applicable), are recognized immediately in the liability against other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is never reclassified to profit or loss. Past service cost is recognized in profit or loss in the period in which a plan amendment or curtailment occurs, or when the Group recognizes the related restructuring costs or termination benefits, if earlier.

Short-term and other long-term employee benefits and statutory employee profit sharing (“PTU”)

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service. Likewise, a liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Group in respect of services provided by employees up to the reporting date.

PTU is recorded in the results of the year in which it is incurred and is presented in operating expenses line item in the consolidated statement of profit or loss and other comprehensive income.

Termination benefits

Termination benefits are paid when employment is terminated before the normal retirement date, or to provide benefits as a result of an offer made to encourage voluntary termination of employment. The Company recognizes termination benefits on the earlier of the following dates: (a) the date the Company is committed to terminating the employment of the employees in accordance with a detailed formal plan without having the possibility of avoiding its obligation, and (b) when the entity recognizes restructuring costs in accordance with the provisions of IAS 37 and involves payments of termination benefits. In the case of an offer that promotes voluntary termination, termination benefits will be valued based on the expected number of employees who will accept the offer. If compensation is payable no later than 12 months after the reporting period, then they are discounted to present value.

Income taxes
t.	Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

●	Current tax

Current income tax (“ISR” in Mexico, United States, Guatemala, Peru, Ecuador and Colombia) is determined at the level of each entity of the Group and is recognized in the results of the year in which it is incurred.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

For those situations in which the tax determination is uncertain, but payment to the tax authority is considered probable. An analysis of the derived effects and possibility of recording a provision is carried out. The provisions are calculated with the best estimate of the amount expected to be paid. The assessment is based on the judgment of tax professionals within the Group supported by previous experience with respect to such activities see contingency note 26.

●	Deferred income tax

Deferred tax is recognized at the level of each entity that makes up the Group, by determining the temporary differences between the carrying amounts of assets and liabilities and their corresponding tax values. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities and assets are calculated at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on the tax rates (and applicable tax laws) that have been enacted or have been substantially enacted as of the last reporting date.

Deferred income tax assets are recognized only if it is probable that future taxable amounts will exist to utilize those temporary differences and losses.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Current and deferred tax for the year are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

Deferred income tax assets and liabilities are offset when there is the legal right to offset current tax assets and liabilities, and when deferred income tax balances are related to the same tax authority. Current tax assets and liabilities are offset when the entity has the legal right to offset and intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Provisions and others
u.	Provisions and others

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The provisions mainly include incentives given to distributors, associates, leaders and independent consultants, in the form of reward points, discounts and others, such as employee compensation (bonuses) not paid as of the date of the report, professional services fees, other services, among others.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

Rewards program for distributors, associates, leaders and independent consultants:

The Group has a reward program, which is offered through its business segments, to distributors and associates in Betterware, and to consultants, including leaders, in Jafra. Its objective is to promote the fulfillment of specific objectives in the development of commercial activities of the business but considered separate and distinct services from sales. In the case of Distributor and Associate Rewards, Betterware rewards its Distributors for enrolling new Associates and appointing new Distributors, while Associates receive such rewards for referring new Associates and staying active. In the case of rewards to Consultants, including Jafra leaders, they are awarded for sponsorship when they manage to hire a new direct sponsor or based on the commercial activities carried out by the group or lineage to which they are related. In this way, the members of this independent sales force help expand the organization and sales channels, and at the same time commit to developing their network of contacts and vendors.

These rewards can be in:

a)	Points redeemable for products that the Group purchases from other suppliers. Points expire according to the commercial terms established by the Group, and can be modified at management’s discretion; and
b)	cards with a cash balance preload redeemable with certain providers, specifically in the Jafra segment, both for consultants and leaders depending on the business activities carried out by the group or lineage to which they are related.

The Group evaluates the performance of distributors, partners, and consultants, including their leaders at each reporting date based on an estimate of their achievement of the program’s established objectives, and recognizes the corresponding expense, presenting it as a selling expense with a provision recorded as the offsetting entry. The provision is reduced when points are redeemed for available products (rewards). The value of the rewards program and the related expense are determined based on the fair value of the services received, taking into account management’s analysis of similar services in the market.

Accounts payable to suppliers and accrued expenses
v.	Accounts payable to suppliers and accrued expenses

Current liabilities, such as accounts payable to suppliers and other accrued expenses (accrued or not), whether for personnel costs or other operating costs, make up the working capital used in the entity’s normal operating cycle. These balances represent liabilities for goods and services provided to the Group before the end of the year that have not been paid. Suppliers and other accrued expenses are presented as current liabilities, unless payment is not payable within 12 months of the reporting period. They are initially recognized at fair value and subsequently valued at amortized cost using the effective interest rate method.

Trade accounts payable to the Group’s suppliers principally comprise amounts outstanding for trade purchases, raw material and ongoing costs.

The Company, for the ease and benefit of its suppliers, has entered into supplier financing agreements with financial institutions and banks (collectively Bank), under which the Bank pays the Company’s obligations with the supplier in advance. The Company pays the Bank within the period originally specified in the invoices and the costs arising from these agreements are absorbed by the suppliers. This way, there is no extension of payment terms or changes to the original conditions. of liabilities (amount, nature, function and maturity), therefore, their terms are not substantially different from those of trade payables Given the conditions of the agreement described above, the Company presents the balance of the suppliers that are part of the agreement in the “Accounts payable to suppliers” item in the statement of financial position. The Bank acts as an agent, therefore, it is considered an extension of the Company’s operations. Therefore, for the purposes of the consolidated statement of cash flows, when the bank pays to the supplier it is considered an operating cash outflow and a financing cash inflow, when the Company subsequently makes the payment to the bank, it is classified as a financing cash outflow
Revenue recognition
w.	Revenue recognition

The Group’s main business is direct-to-consumer sales, carried out through two business segments home organization products (“Betterware segment” or “BWM segment”) and beauty and personal care products (“Jafra segment”), these products are sold to its main customers: BWM distributors and Jafra leaders and consultants. To this end, the Group enters into contracts in each business with its distributors, consultants and leaders for the purchase and sale of products (without there being a permanent contract link).

The Group has identified two performance obligations:

●	Sale of products in the home organization segment and the beauty and personal care segment.
●	Deferred income for granting points to its distributors, leaders and independent consultants for sales volume.

Both performance obligations are detailed below:

The income recognized by the Group includes the fair value of the consideration received or to be received for the sale of products from the home organization and beauty and personal care segments, as well as services in the ordinary course of the transactions, and are presented in the consolidated statement of profit or loss, net of the amount of variable considerations (discounts and product returns). To recognize revenues from contracts with its distributors, leaders and independent consultants, the Group applies a comprehensive model, which is based on a five-step approach consisting of the following: (1) identify the contract (verbal or written); (2) identify performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when the Group satisfies a performance obligation. The Group recognizes revenue at a point in time, when it transfers control over a product to a customer, which occurs when the customers take delivery of the products and formally accept them.

The Group sends the invoices for the sale of home organization and beauty and personal care products to its distributors, leaders and independent consultants at shipment date with payment terms between 15 and 30 days. Distributors, leaders and independent consultants are allowed to request a product return only if the product has quality, technical issues, or physical damages. However, this right qualifies as an assurance-type warranty (and not a performance obligation) related to the functionality of the products sold.

Betterware’s discounts to distributors and associates are included in the invoice price and are presented in the net sales line item from the moment in which the customer acquires control of the products sold. Therefore, the management does not perform estimates over discounts to be taken by the customers. Jafra does not give discounts to leaders and consultants on the invoice price.

Loyalty program (The Group’s reward points program):

The Group operates loyalty programs (Reward points program) through Betterware’s distributors and associates, and Jafra’s leaders and consultants accumulate points on sales of goods that entitle them to exchange the points for products the Group acquires from different suppliers. Since these points provide a benefit to Betterware distributors and associates and Jafra leaders and consultants that they would not receive without purchasing the Group’s products, this loyalty program and points system represent a separate performance obligation.

Therefore, the price of the sales transaction in which points are generated is allocated between the Betterware or Jafra product sold and the points awarded in the transaction, on a separate sales price basis. The stand-alone selling price per point is estimated based on the fair value of the product to be given when the points are redeemed by the distributors and associates and the likelihood of redemption, as evidenced by the Group’s historical experience. Considering the above, in the accounting record of the sale, the Group recognizes a contractual liability (liability for contract with customers) that is presented in the consolidated statement of financial position, for the revenue related to points earned at the time of the initial sales transaction, reducing the income recognized in the initial sale of the goods. Subsequently, revenue from the loyalty points is recognized when the points are redeemed by the customer and exchanged for the related products. Revenue for points that are not expected to be redeemed is recognized in proportion to the pattern of rights exercised by customers.

Based on contractual agreements, income from loyalty program points is recognized in the income statement item in the income statement net of the cost corresponding to the rewards inventory when the Group acts as an intermediary between its client and the third-party supplier;

Variable considerations

The Group adjusts the transaction price according to the estimations that may result in a variable consideration. These estimates are determined according to the terms and conditions of the contracts with the customer, the history or the customer’s performance.

Contract costs

The Group recognizes the incremental costs to obtain a contract with a client in the consolidated results of the period because they correspond to contracts with a duration of less than one year, in line with the revenue recognition model concerning the transfer of the goods related to the cost.

Earnings per share
x.	Earnings per share

The amount of basic earnings per share is calculated by dividing the net income for the period attributable to shareholders of the Group’s ordinary shares by the weighted average of the ordinary shares outstanding during the period.

The amount of diluted earnings per share is calculated by dividing the net income attributable to shareholders of the Group’s common shares (after adjusting for interest on convertible preferred shares, if applicable) by the weighted average of the common shares outstanding during the period plus the weighted average number of ordinary shares that would have been issued at the time of converting all diluted potential ordinary shares into ordinary shares.

Contingencies
y.	Contingencies

Significant obligations or losses related to contingencies are recognized when it is probable that their effects will materialize and there are reasonable elements for their quantification. If these reasonable elements do not exist, their disclosure is included qualitatively in the notes to the consolidated financial statements. Income, profits or contingent assets are recognized until such time as there is certainty of their realization.

Social capital
z.	Social capital

The Group’s ordinary shares are classified as share capital within stockholders’ equity and are expressed at their historical cost.

When any entity of the Group purchases shares issued by the company (treasury shares), the consideration paid, including the costs directly attributable to said acquisition (net of taxes), is recognized as a decrease in the Group’s capital until the shares are canceled or reissued. When these shares are reissued, the consideration received, including incremental costs directly attributable to the transaction (net of tax) is recognized in the Group’s capital.

The Group’s share repurchases have been carried out through the stock exchange on which they are listed (previously on Nasdaq and beginning in June 2024, on the New York Stock Exchange “NYSE”) and are carried out with a charge to the Group’s stockholders’ equity; The maximum repurchase amount is approved by the Board of Directors for each fiscal year, without said repurchases exceeding the company’s net profits (including retained profits).

In accordance with the Mexican General Corporate Law, the Group has its legal reserve of 20% of the historical capital, in order to maintain a minimum amount of capital in the reserve in the event of an unforeseen need for funds, which is recognized in retained earnings.

Retained earnings correspond to the accumulated results of previous year’s net of dividend payments.